UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   November 03, 2008

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $311,890


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTROGEN THERAPEUTICS INC COM  COM              46119F107      180   284998 SH       SOLE                   284998        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   168650  2714944 SH       SOLE                  2714944        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      450   250000 SH       SOLE                   250000        0        0
SPRD FD HEALTHCARE SELECT      ETFS             81369Y209     8230   274000 SH       SOLE                   274000        0        0
TEXAS INSTRS INC COM           COM              882508104      690    32000 SH       SOLE                    32000        0        0
VANGUARD EMERGING MARKETS ETF  ETFS             922042858   132890  3834103 SH       SOLE                  3834103        0        0
VOLCANO CORP COM               COM              928645100      710    40881 SH       SOLE                    40881        0        0
ZIOPHARM ONCOLOGY INC COM      COM              98973P101       90    50487 SH       SOLE                    50487        0        0